Tax on Profit/(Loss) for the Year and Deferred Tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Tax on Profit/(Loss) for the Year and Deferred Tax
Note 8—Tax on Profit/(Loss) for the Year and Deferred Tax

	2019		2018	2017
	(EUR’000)
Tax on profit/(loss) for the year:
Current tax (expense)/income	234		394	477
	234		394	477

Tax for the year can be explained as follows:
Profit/(loss) before tax	(218,250)		(130,491)	(124,374)
Tax at the Danish corporation tax rate of 22%	48,015		28,708	27,362

Tax effect of:
Non-deductible costs	(8,249)		(4,327)	(1,553)
Additional tax deductions	10,875		4,074	356
Impact from associate	(1,680)		(2,383)	—
Tax credits	—		—	(1,028)
Other effects including effect of different tax rates	1,602		143	598
Deferred tax asset, not recognized	(50,329)		(25,821)	(25,258)
Tax on profit/(loss) for the year	234		394	477
Effective tax rate	(0.11	) %	(0.30)%	(0.38)%
No changes to deferred tax ha
ve
 been recognized in the consolidated statement of profit or loss for 2019, 2018 or 2017.

	2019	2018	2017
	(EUR’000)
Specification of Deferred Tax Asset s
Tax deductible losses	123,234	74,120	52,084
Other temporary differences	5,631	4,416	631
Deferred tax asset, not recognized	(128,865)	(78,536)	(52,715)
Total Deferred Tax Asset s at December 31	0	0	0
D
eferred tax assets have not been recognized in the consolidated statements of financial position due to uncertainty relating to future utilization.
D
eferred tax asset
s
can be carried forward without timing limitations.
The Company had tax losses carried forward of €560.2 million, and €336.9 million at December 31, 2019 and December 2018, respectively, and relate to Danish entities. Tax losses can be carried forward infinitely, where certain limitations exist for amounts to be utilized each year.
Under Danish tax legislation, tax losses may be partly refunded by the tax authorities to the extent such tax losses arise from research and development activities. For the year ended December 31, 2019, the jointly taxed Danish entities had a negative taxable income, and accordingly were entitled to a tax refund of approximately €
0.7
 million, compared to approximately €0.7 million and €0.7 million for the years ended December 31, 2018 and 2017, respectively.
The parent company Ascendis Pharma A/S is jointly taxed with its Danish subsidiaries. The current Danish corporation tax is allocated between the jointly taxed Danish companies in proportion to their taxable income (full absorption with refunds for tax losses). These companies are taxed under the on-account
tax scheme.